Offerings - Offering: 1	Sep. 26, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	990,000
Proposed Maximum Offering Price per Unit	28.37
Maximum Aggregate Offering Price	$ 28,086,300
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,300.01
Offering Note
(1)
The Form
S-8
registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers 990,000 shares of common stock, $0.01 par value per share (the “Common Stock”), of Vital Energy, Inc., a Delaware corporation, that may be delivered with respect to awards under the Vital Energy, Inc. Omnibus Equity Incentive Plan (as amended from time to time, the “Plan”) pursuant to the Amended and Restated Omnibus Equity Incentive Plan effective as of May 23, 2024, which Common Stock consists of shares reserved and available for delivery with respect to awards under the Plan and additional shares that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the New York Stock Exchange on September 25, 2024 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $28.37.